Convertible Debentures (Tables)	12 Months Ended
Oct. 31, 2023
Convertible debentures
Schedule of convertible debentures

As at October 31	2023	2022
	$	$
Convertible debentures, beginning of period	7,466	8,163
Loss on extinguishment and modifications	-	354
Conversion of debenture into equity	-	108
Gain (loss) on debenture	(505)	-
Repayment of debt	-	(2,794)
Accretion on convertible debentures	1,747	1,635
Total	8,708	7,466
Less current portion	(8,708)	(2,696)
Long-term	-	4,770